Annual Total Returns - Fidelity Advisor Freedom® 2015 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2015 Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	10.28%
Annual Return 2013	11.30%
Annual Return 2014	4.65%
Annual Return 2015	(0.88%)
Annual Return 2016	6.61%
Annual Return 2017	13.79%
Annual Return 2018	(4.37%)
Annual Return 2019	16.59%
Annual Return 2020	11.89%
Annual Return 2021	6.72%